FINANCING ARRANGEMENTS - Senior Secured Credit Facilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Debt Instrument [Line Items]
Long-term debt	$ 23,925,000,000	$ 25,895,000,000
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Long-term debt			$ 3,521,000,000
Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			1,500,000,000
Amount outstanding			$ 250,000,000